CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Consolidated net income	¥ 44,287	¥ 57,492	¥ 56,151
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	31,511	32,981	29,185
Amortization	2,819	2,729	1,954
(Gain) loss from marketable securities, net	200	238	(52)
Loss on sales, disposal or impairment of property, plant and equipment	15,705	545	1,088
Loss recovery and gain on property, plant and equipment damaged in flood	(19,662)
Deferred income taxes	12,835	(4,496)	(740)
Equity in net loss (income) of affiliated companies	0	(6)	45
Foreign currency adjustments	236	5,523	4,036
Accrual for pension and severance costs, net payments	(915)	(3,745)	(1,457)
Changes in operating assets and liabilities:
(Increase) decrease in notes and accounts receivable	(14,819)	3,995	(32,537)
Increase in inventories	(257)	(15,856)	(8,442)
Increase (decrease) in notes and accounts payable	(8,061)	(3,058)	29,799
Increase (decrease) in accrued income taxes	(2,259)	(124)	5,995
Other	(4,908)	6,866	5,055
Net cash provided by operating activities	56,712	83,084	90,080
Cash flows from investing activities:
Additions to property, plant and equipment	(41,446)	(55,010)	(36,608)
Proceeds from sales of property, plant and equipment	2,725	960	633
Insurance proceeds related to property, plant and equipment damaged in flood	20,804
Purchases of marketable securities	(213)	(12)	(10)
Proceeds from sale or redemption of marketable securities	414	72	94
Acquisitions of business, net of cash acquired	5,201	(51,594)	(4,396)
Other	(7,403)	(1,358)	(227)
Net cash used in investing activities	(19,918)	(106,942)	(40,514)
Cash flows from financing activities:
(Decrease) increase in short-term borrowings	26,060	(63,205)	(109,100)
Repayments of long-term debt	(1,229)	(2,016)	(1,733)
Proceeds from issuance of corporate bonds		100,500
Purchases of treasury stock	(10,155)	(11,226)	(11)
Payments for additional investments in subsidiaries	(454)	(7,827)	(3,152)
Dividends paid to shareholders of Nidec Corporation	(12,399)	(11,143)	(7,661)
Dividends paid to noncontrolling interests	(1,444)	(1,655)	(1,197)
Other	(1,193)	336	75
Net cash (used in) provided by financing activities	(814)	3,764	(122,779)
Effect of exchange rate changes on cash and cash equivalents	(11)	(8,894)	(4,444)
Net (decrease) increase in cash and cash equivalents	35,969	(28,988)	(77,657)
Cash and cash equivalents at beginning of year	94,321	123,309	200,966
Cash and cash equivalents at end of year	¥ 130,290	¥ 94,321	¥ 123,309